Goodwill and Internal Use Software and Other Intangible Assets, Net - Schedule of Finite and Indefinite-Lived Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 140,413	$ 127,184	$ 102,539
Total Internal use software and other intangible assets, net, gross carrying value		144,643	130,153	105,641
Finite-Lived Intangible Assets, Accumulated Amortization		(96,237)	(68,157)	(33,152)
Finite-Lived Intangible Assets, Net, Total		44,176	59,026	69,387
Total Internal use software and other intangible assets, net, gross carrying value		144,643	130,153	105,641
Intangible Assets, Net (Excluding Goodwill), Total	$ 48,406	$ 48,406	$ 61,996	$ 72,489
Computer Software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years	3 years	3 years
Finite-Lived Intangible Assets, Gross		$ 136,092	$ 123,734	$ 96,155
Finite-Lived Intangible Assets, Accumulated Amortization		(94,835)	(67,319)	(32,832)
Finite-Lived Intangible Assets, Net, Total		$ 41,257	$ 56,415	$ 63,323
Intellectual Property And Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		6 years 2 months 12 days	7 years 6 months	7 years 6 months
Finite-Lived Intangible Assets, Gross		$ 4,322	$ 3,449	$ 6,384
Finite-Lived Intangible Assets, Accumulated Amortization		(1,402)	(838)	(320)
Finite-Lived Intangible Assets, Net, Total		2,920	2,611	$ 6,064
Internet Domain Names
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)		1,820	1,820
Licenses and Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)		$ 2,410	$ 1,150